Income Taxes (Details) - Schedule of income tax provision - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Federal
Current		$ 434,898
Deferred	(177,589)	(166,071)
State and Local
Current		89,879
Deferred		(71,024)
Change in valuation allowance	177,589	237,095
Income tax provision		$ 524,777